Basis of Presentation and Significant Accounting Policies - Effect of restatement on cash flows (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
As Previously Restated
Supplemental Cash Flow Information [Abstract]
Change in value of Class A common stock subject to possible redemption	$ 5,685,300	$ (435,440)
Restatement Adjustment
Supplemental Cash Flow Information [Abstract]
Change in value of Class A common stock subject to possible redemption	$ (5,685,300)	$ 435,440